Employee benefits expense (Tables)	6 Months Ended
Dec. 31, 2024
Employee benefits expense [Abstract]
Employee benefits expense
	Half year ended 31 Dec 2024	Half year ended 31 Dec 2023
	$'000	$'000

Directors fees	361	348
Employee benefits expense	1,190	1,378
Share-based payments	1,836	(86)

	3,387	1,640